ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 101.3%

BIOTECHNOLOGY 35.7%

Major Biotechnology 24.8%
Alkermes (1)	1,250,000	19,300
Amgen (1)(2)	677,000	37,831
Array BioPharma (1)	200,000	2,540
Biogen Idec (1)	125,000	5,547
Celgene (1)(2)	345,000	18,099
Cephalon (1)(2)	850,000	60,528
CV Therapeutics (1)	275,000	2,164
Genentech (1)(2)	615,000	50,504
Genzyme (1)	37,500	2,251
Gilead Sciences (1)(2)	1,275,000	97,537
Human Genome Sciences (1)	350,000	3,717
ImClone Systems (1)	200,000	8,154
Martek Biosciences (1)	275,000	5,670
Medicines Company (1)(2)	900,000	22,572
MedImmune (1)(2)	425,000	15,466
Neurocrine Biosciences (1)	400,000	5,000
OSI Pharmaceuticals (1)(2)	775,000	25,575
PDL Biopharma (1)	700,000	15,190
Pharmaceutical Holdings Trust	25,000	1,942
Seattle Genetics, Warrants, 12/31/11 (1)(3)	50,000	36
Sepracor (1)(2)	575,000	26,812
Trimeris (1)	350,000	2,408
United Therapeutics (1)	45,000	2,420
Vertex Pharmaceuticals (1)(2)	575,000	16,123
		447,386
Other Biotechnology 10.9%
Acadia Pharmaceuticals (1)	350,000	5,257
Advanced Life Sciences Holdings (1)	100,000	284
Alexion Pharmaceutical (1)(2)	800,000	34,592
Alexza Pharmaceuticals (1)	282,765	3,636
Altus Pharmaceuticals (1)	175,000	2,664
Amylin Pharmaceuticals (1)(2)	350,000	13,076
BioCryst Pharmaceuticals (1)	675,000	5,650
BioMarin Pharmaceutical (1)	300,400	5,185
Cell Genesys (1)	300,000	1,260
Combinatorx (1)	400,000	2,796
Cougar Biotechnology (1)(3)	13,332	216
Cougar Biotechnology (1)	469,058	8,443
Cubist Pharmaceuticals (1)	800,000	17,656
deCode genetics (1)	914,200	3,337
Encysive Pharmaceuticals (1)	50,000	136
Exelixis (1)	800,000	7,952
Favrille, Warrants, 3/6/11 (1)(3)	129,500	-
Favrille (1)	625,000	1,919
Genmab (DKK) (1)	10,850	662
Idenix Pharmaceuticals (1)	389,500	2,843
Incyte (1)	1,750,000	11,532
Infinity Pharmaceuticals (1)	375,000	4,515
InterMune (1)(2)	200,000	4,932
Mannkind, Warrants, 8/5/10 (1)(3)	130,000	54
Maxygen (1)	225,000	2,509
Medarex (1)	225,000	2,911
Momenta Pharmaceuticals (1)	175,000	2,268
Myriad Genetics (1)	100,000	3,446
Nektar Therapeutics (1)	249,600	3,260
Newron Pharmaceuticals Spa (CHF) (1)	62,700	3,102
ONYX Pharmaceuticals (1)(2)	350,000	8,694
Panacos Pharmaceuticals (1)	250,000	1,158
Pharmion (1)	79,400	2,087
Poniard Pharmaceuticals (1)	518,389	2,955
Poniard Pharmaceuticals, Warrants, 11/30/08 (1)(3)	18,000	-
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11 (1)(3)	798,000	144
Tercica (1)	870,000	5,098
Theravance (1)	500,000	14,750
Transition Therapeutics (CAD) (1)	650,000	902
Trubion Pharmaceuticals (1)	70,200	1,382
ViroPharma (1)	200,000	2,870
		196,133

Total Biotechnology		643,519
LIFE SCIENCES 4.0%

Life Sciences 4.0%
Affymetrix (1)	50,000	1,503
Applera - Celera Group (1)	325,000	4,615
Dade Behring Holdings (2)	275,000	12,059
Dyadic International (1)	300,000	1,896
Dyadic International, Warrants, 5/30/10 (1)(3)	55,000	-
Gen-Probe (1)	275,000	12,947
Home Diagnostics (1)	200,000	2,160
Illumina (1)	175,000	5,127
Immucor (1)(2)	275,000	8,093
Invitrogen (1)(2)	75,000	4,774
OraSure Technologies (1)	50,000	368
Qiagen NV (1)	575,000	9,878
Symyx Technologies (1)	425,000	7,531
Thermo Fisher Scientific (1)	5,000	234
Total Life Sciences		71,185
PHARMACEUTICALS 22.9%

International-Pharmaceuticals 0.6%
UCB (EUR)	187,922	10,950
		10,950
Major Pharmaceuticals 22.1%
A&D Pharma Holding, GDR (EUR) (1)	540,000	8,544
Abbott Laboratories	145,000	8,091
Alcon (2)	135,000	17,796
Allergan (2)	112,000	12,412
Astellas Pharma (JPY)	150,000	6,453
Barr Pharmaceuticals (1)	266,300	12,343
Basilea Pharmaceutica (CHF) (1)	27,500	6,401
Bristol Myers Squibb	100,000	2,776
Cadence Pharmaceuticals (1)	125,000	1,850
Chugai Pharmaceutical (JPY)	680,000	17,161
Elan, ADR (1)	1,950,000	25,915
Eli Lilly	500,000	26,855
Forest Laboratories (1)	25,000	1,286
GlaxoSmithKline (GBP)	275,000	7,562
Glaxosmithkline Pharmaceuticals (INR)	200,000	5,201
Insite Vision (1)	1,000,000	1,460
Ipsen (EUR) (1)	250,000	12,294
Johnson & Johnson	150,000	9,039
Medicis Pharmaceutical, Class A	99,600	3,070
Merck (2)	180,000	7,951
MGI Pharma (1)	850,000	19,099
Monsanto (2)	260,000	14,290
Novartis, ADR	275,000	15,023
Novo Nordisk, Series B (DKK)	40,000	3,654
Pfizer	50,000	1,263
Roche Holding (CHF)	215,000	38,120
Sanofi-Aventis (EUR)	25,000	2,177
Sawai Pharmaceutical (JPY)	65,900	2,690
Schering-Plough	725,000	18,495
Shire (GBP) (2)	323,700	6,684
Shire Pharmaceuticals, ADR	190,000	11,761
Takeda Chemical Industries (JPY)	60,000	3,928
Teva Pharmaceutical, ADR (2)	325,000	12,165
Towa Pharmaceutical (JPY)	160,300	5,077
Valeant Pharmaceuticals (2)	775,000	13,400
Warner Chilcott (1)	150,000	2,221
Wyeth	550,000	27,516
Xenoport (1)	205,000	5,711
		397,734
Specialty Pharmaceuticals 0.2%
Mylan Laboratories	200,000	4,228
		4,228

Total Pharmaceuticals		412,912
PRODUCTS & DEVICES 12.5%

Implants 10.9%
Accuray (1)	50,000	1,112
Aspect Medical Systems (1)	70,000	1,091
Baxter International	400,000	21,068
Becton, Dickinson	75,000	5,767
BioMimetic Therapeutics (1)	86,700	1,434
BioSphere Medical (1)	485,470	3,573
Boston Scientific (1)	600,000	8,724
C R Bard	50,000	3,976
Cerus (1)	500,000	3,375
Cytyc (1)	135,000	4,618
Edwards Lifesciences (1)	175,000	8,872
EPIX Pharmaceuticals (1)	350,000	2,345
Grifols (EUR) (1)	600,000	9,645
Integra LifeSciences (1)	5,000	228
Medtronic	265,000	13,001
Micrus Endovascular (1)	50,000	1,192
Nobel Biocare (CHF)	62,500	22,833
Phonak Holding (CHF)	50,000	3,835
ResMed (1)(2)	305,000	15,363
Respironics (1)	110,000	4,619
St. Jude Medical (1)(2)	600,000	22,566
Stereotaxis (1)	600,000	7,140
Stryker	175,000	11,606
Zimmer Holdings (1)(2)	227,400	19,422
		197,405
Other Products & Devices 1.6%
Conceptus (1)	750,000	15,000
Stericycle (1)(2)	70,000	5,705
Tyco International	250,000	7,888
		28,593

Total Products & Devices		225,998

SERVICES 26.2%

Distribution 10.2%
Animal Health International (1)	63,000	762
Cardinal Health	185,000	13,496
CVS/Caremark (2)	1,400,000	47,796
Express Scripts (1)(2)	210,000	16,951
HealthExtras (1)	475,000	13,671
Henry Schein (1)	275,000	15,174
McKesson	375,000	21,952
Medco (1)(2)	245,000	17,770
Omnicare (2)	650,000	25,850
Profarma Distribuidora (BRL) (1)	427,600	6,978
Walgreen	100,000	4,589
		184,989
Information 0.7%
Allscripts Healthcare (1)	75,000	2,011
Cerner (1)	190,000	10,346
WebMD Health (1)	15,000	789
		13,146
Other Services 1.3%
Laboratory Corporation of America (1)	255,000	18,521
Matria Healthcare (1)	100,000	2,636
Nighthawk Radiology (1)	150,000	2,728
		23,885
Payors 9.3%
Aetna	600,000	26,274
Assurant	125,000	6,704
Centene (1)(2)	401,500	8,427
CIGNA (2)	125,000	17,832
Coventry Health Care (1)	200,000	11,210
Health Net (1)	250,000	13,453
Humana (1)(2)	255,000	14,795
UnitedHealth Group (2)	600,000	31,782
WellPoint (1)	450,000	36,495
		166,972
Providers 4.7%
Community Health System (1)	100,000	3,525
DaVita (1)(2)	350,000	18,662
Fresenius (EUR)	165,000	13,269
LCA-Vision	100,000	4,119
LifePoint Hospitals (1)(2)	300,000	11,466
Manor Care	225,000	12,231
National Medical Health Card (1)	216,400	3,348
Sunrise Senior Living (1)	250,000	9,880
Symbion (1)	225,000	4,412
Ventas, REIT	75,000	3,160
		84,072

Total Services		473,064

Total Common Stocks (Cost $1,398,170)		1,826,678

PREFERRED STOCKS 0.2%

BIOTECHNOLOGY 0.2%

Other Biotechnology 0.2%
Fibrogen, Series F (1)(3)	659,341	3,758
Total Biotechnology		3,758
Total Preferred Stocks (Cost $3,000)		3,758
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	5,628,003	5,628
Total Short-Term Investments (Cost $5,628)		5,628
OPTIONS PURCHASED 0.0%
Atherogenic, Call, 4/21/07 @ $30.00 (1)	75,000	2
Cephalon, Put, 4/21/07 @ $65.00 (1)	100,000	243
Cephalon, Put, 4/21/07 @ $70.00 (1)	175,000	197
New River Pharmaceuticals, Call, 6/16/07 @ $60.00 (1)	10,000	39
Vertex Pharmaceuticals, Call, 4/21/07 @ $30.00 (1)	50,000	75
Total Options Purchased (Cost $908)		556
Total Investments in Securities
101.8% of Net Assets (Cost $1,407,706)		$1,836,620

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at March 31,
2007.
(3)	Restricted security
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust

OPTIONS WRITTEN (1.5)%
Abbott Laboratories, Put, 1/21/08 @ $55.00 (1)	(60,000)	(174)
Aetna, Put, 1/19/08 @ $45.00 (1)	(30,000)	(120)
Alcon, Call, 5/19/07 @ $115.00 (1)	(50,000)	(898)
Alcon, Call, 5/19/07 @ $120.00 (1)	(15,000)	(202)
Alcon, Call, 1/19/08 @ $150.00 (1)	(50,000)	(272)
Alcon, Put, 5/19/07 @ $100.00 (1)	(12,800)	(1)
Alcon, Put, 5/19/07 @ $105.00 (1)	(10,000)	(2)
Alcon, Put, 5/19/07 @ $120.00 (1)	(5,000)	(7)
Alexion Pharmaceuticals, Call, 1/19/08 @ $55.00 (1)	(50,000)	(79)
Alexion Pharmaceuticals, Put, 1/19/08 @ $50.00 (1)	(75,000)	(622)
Alkermes, Put, 8/18/07 @ $15.00 (1)	(50,000)	(57)
Allergan, Call, 4/21/07 @ $120.00 (1)	(25,000)	(2)
Allergan, Call, 7/21/07 @ $120.00 (1)	(25,000)	(61)
Allergan, Call, 1/19/08 @ $125.00 (1)	(30,000)	(153)
Allergan, Put, 4/21/07 @ $120.00 (1)	(3,000)	(28)
Allergan, Put, 7/21/07 @ $120.00 (1)	(50,000)	(520)
Allergan, Put, 1/19/08 @ $125.00 (1)	(55,000)	(877)
Amgen, Call, 7/21/07 @ $60.00 (1)	(75,000)	(150)
Amgen, Call, 7/21/07 @ $65.00 (1)	(100,000)	(75)
Amgen, Call, 10/20/07 @ $65.00 (1)	(150,000)	(240)
Amgen, Call, 1/19/08 @ $65.00 (1)	(75,000)	(180)
Amgen, Put, 1/19/08 @ $70.00 (1)	(18,000)	(256)
Amylin Pharmaceuticals, Call, 7/22/07 @ $45.00 (1)	(50,000)	(37)
Amylin Pharmaceuticals, Put, 7/21/07 @ $35.00 (1)	(10,000)	(20)
Amylin Pharmaceuticals, Put, 7/21/07 @ $40.00 (1)	(10,000)	(43)
Amylin Pharmaceuticals, Put, 1/19/08 @ $40.00 (1)	(25,000)	(175)
Amylin Pharmaceuticals, Put, 1/19/08 @ $45.00 (1)	(25,000)	(251)
Barr Pharmaceuticals, Put, 5/19/07 @ $55.00 (1)	(1,400)	(12)
Barr Pharmaceuticals, Put, 11/17/07 @ $55.00 (1)	(15,000)	(133)
Baxter International, Put, 5/19/07 @ $50.00 (1)	(10,000)	(4)
Beckman Coulter, Put, 5/19/07 @ $60.00 (1)	(35,000)	(32)
Becton Dickinson, Put, 9/22/07 @ $75.00 (1)	(30,000)	(65)
Biogen Idec, Put, 1/19/08 @ $50.00 (1)	(30,000)	(195)
Cardinal Health, Put, 6/16/07 @ $70.00 (1)	(10,000)	(10)
Cardinal Health, Put, 1/19/08 @ $70.00 (1)	(15,000)	(39)
Cardinal Health, Put, 1/19/08 @ $75.00 (1)	(75,000)	(345)
Cardinal Health, Put, 1/19/08 @ $80.00 (1)	(100,000)	(770)
Celgene, Call, 5/19/07 @ $60.00 (1)	(25,000)	(19)
Celgene, Call, 7/21/07 @ $65.00 (1)	(75,000)	(62)
Celgene, Put, 4/21/07 @ $45.00 (1)	(30,000)	(4)
Celgene, Put, 7/21/07 @ $50.00 (1)	(5,000)	(16)
Celgene, Put, 1/19/08 @ $50.00 (1)	(5,000)	(27)
Celgene, Put, 1/19/08 @ $55.00 (1)	(5,000)	(38)
Celgene, Put, 1/19/08 @ $60.00 (1)	(25,000)	(260)
Centene, Call, 6/16/07 @ $25.00 (1)	(50,000)	(15)
Centene, Put, 9/22/07 @ $30.00 (1)	(23,500)	(213)
Cephalon, Call, 4/21/07 @ $60.00 (1)	(75,000)	(896)
Cephalon, Call, 4/21/07 @ $65.00 (1)	(20,000)	(151)
Cephalon, Put, 1/19/08 @ $75.00 (1)	(50,000)	(422)
Cerner, Put, 9/22/07 @ $55.00 (1)	(30,000)	(126)
Cigna, Call, 7/21/07 @ $145.00 (1)	(50,000)	(317)
Conceptus, Put, 8/18/07 @ $20.00 (1)	(25,000)	(44)
Cubist Pharmaceuticals, Put, 1/19/08 @ $20.00 (1)	(55,000)	(95)
CVS, Call, 5/19/07 @ $30.00 (1)	(200,000)	(880)
CVS, Put, 5/19/07 @ $32.50 (1)	(40,000)	(26)
CVS/Caremark, Call, 6/16/07 @ $55.00 (1)	(175,000)	(1,733)
CVS/Caremark, Put, 6/16/07 @ $50.00 (1)	(30,000)	(2)
Dade Behring, Call, 8/18/07 @ $45.00 (1)	(25,000)	(61)
Davita, Call, 7/21/07 @ $60.00 (1)	(25,000)	(16)
Davita, Call, 7/21/07 @ $65.00 (1)	(42,800)	(7)
Elan, Put, 4/21/07 @ $15.00 (1)	(30,000)	(55)
Elan, Put, 1/19/08 @ $15.00 (1)	(50,000)	(160)
Eli Lilly & Co., Put, 10/20/07 @ $55.00 (1)	(25,000)	(76)
Express Scripts, Call, 5/19/07 @ $65.00 (1)	(25,000)	(407)
Express Scripts, Put, 5/19/07 @ $65.00 (1)	(50,000)	(5)
Express Scripts, Put, 5/19/07 @ $70.00 (1)	(35,000)	(16)
Express Scripts, Put, 1/19/08 @ $70.00 (1)	(45,000)	(135)
Express Scripts, Put, 1/19/08 @ $85.00 (1)	(50,000)	(437)
Gen-Probe, Put, 1/19/08 @ $50.00 (1)	(25,000)	(134)
Genentech, Call, 5/19/07 @ $85.00 (1)	(75,000)	(101)
Genentech, Call, 6/16/07 @ $95.00 (1)	(125,000)	(28)
Genentech, Call, 9/22/07 @ $90.00 (1)	(50,000)	(124)
Genentech, Call, 9/22/07 @ $100.00 (1)	(40,000)	(23)
Genentech, Call, 1/19/08 @ $100.00 (1)	(25,000)	(41)
Genentech, Call, 1/19/08 @ $110.00 (1)	(50,000)	(23)
Genentech, Put, 1/19/08 @ $80.00 (1)	(10,000)	(44)
Gilead Sciences, Call, 5/19/07 @ $80.00 (1)	(49,700)	(83)
Gilead Sciences, Put, 5/19/07 @ $65.00 (1)	(35,000)	(7)
Gilead Sciences, Put, 5/19/07 @ $70.00 (1)	(20,000)	(14)
Gilead Sciences, Put, 5/19/07 @ $75.00 (1)	(35,000)	(72)
Gilead Sciences, Put, 1/19/08 @ $65.00 (1)	(10,000)	(23)
Gilead Sciences, Put, 1/19/08 @ $70.00 (1)	(25,000)	(93)
Gilead Sciences, Put, 1/19/08 @ $75.00 (1)	(35,000)	(193)
Gilead Sciences, Put, 1/19/08 @ $80.00 (1)	(30,000)	(237)
Health Net, Put, 4/21/07 @ $50.00 (1)	(25,000)	(5)
Henry Schein, Put, 1/19/08 @ $50.00 (1)	(25,000)	(29)
Humana, Call, 5/19/07 @ $60.00 (1)	(50,000)	(96)
Humana, Call, 5/19/07 @ $65.00 (1)	(75,000)	(41)
Humana, Put, 5/19/07 @ $60.00 (1)	(50,000)	(180)
Humana, Put, 1/19/08 @ $60.00 (1)	(55,000)	(341)
Illumina, Put, 1/19/08 @ $40.00 (1)	(30,000)	(348)
Imclone, Put, 1/19/08 @ $30.00 (1)	(30,000)	(31)
Imclone, Put, 1/19/08 @ $40.00 (1)	(40,000)	(156)
Imclone, Put, 1/19/08 @ $45.00 (1)	(30,000)	(192)
Immucor, Call, 6/16/07 @ $35.00 (1)	(50,000)	(16)
Intermune, Call, 1/19/08 @ $35.00 (1)	(50,000)	(85)
Intermune, Put, 1/19/08 @ $35.00 (1)	(40,000)	(442)
Invitrogen, Call, 8/18/07 @ $75.00 (1)	(25,000)	(18)
Invitrogen, Put, 8/18/07 @ $70.00 (1)	(20,000)	(142)
Laboratory Corporation of America, Put, 1/19/08 @ $70.00 (1)	(10,000)	(25)
Laboratory Corporation of America, Put, 1/19/08 @ $80.00 (1)	(50,000)	(392)
Lifepoint Hospitals, Call, 5/19/07 @ $35.00 (1)	(75,000)	(281)
McKesson, Put, 5/19/07 @ $52.50 (1)	(30,000)	(8)
McKesson, Put, 1/19/08 @ $55.00 (1)	(15,000)	(30)
McKesson, Put, 1/19/08 @ $60.00 (1)	(15,000)	(60)
Medco Health Solutions, Call, 4/21/07 @ $65.00 (1)	(50,000)	(390)
Medco Health Solutions, Call, 1/19/08 @ $70.00 (1)	(25,000)	(242)
Medco Health Solutions, Put, 1/19/08 @ $55.00 (1)	(30,000)	(31)
Medicines Company, Call, 7/21/07 @ $25.00 (1)	(155,000)	(341)
Medicines Company, Call, 7/21/07 @ $35.00 (1)	(100,000)	(20)
Medicis Pharmaceutical, Put, 4/21/07 @ $40.00 (1)	(5,400)	(50)
Medimmune, Call, 6/17/07 @ $30.00 (1)	(75,000)	(540)
Medimmune, Call, 6/17/07 @ $32.50 (1)	(125,000)	(650)
Medimmune, Put, 1/19/08 @ $35.00 (1)	(35,000)	(95)
Medtronic, Put, 1/19/08 @ $55.00 (1)	(80,000)	(528)
Merck, Call, 7/21/07 @ $47.50 (1)	(25,000)	(19)
Merck, Put, 4/21/07 @ $45.00 (1)	(20,000)	(27)
Merck, Put, 7/21/07 @ $47.50 (1)	(35,000)	(135)
Merck, Put, 1/19/08 @ $50.00 (1)	(15,000)	(97)
Monsanto, Call, 4/21/07 @ $50.00 (1)	(60,000)	(306)
Monsanto, Put, 4/21/07 @ $50.00 (1)	(35,000)	(6)
Monsanto, Put, 7/21/07 @ $50.00 (1)	(10,000)	(13)
Monsanto, Put, 7/21/07 @ $55.00 (1)	(25,000)	(76)
Monsanto, Put, 1/19/08 @ $60.00 (1)	(85,000)	(629)
Omnicare, Call, 6/16/07 @ $42.50 (1)	(100,000)	(103)
Omnicare, Call, 9/22/07 @ $50.00 (1)	(75,000)	(41)
Omnicare, Put, 9/22/07 @ $40.00 (1)	(20,000)	(56)
Onyx Pharmaceuticals, Call, 1/19/08 @ $40.00 (1)	(2,800)	(3)
Onyx Pharmaceuticals, Put, 1/19/08 @ $30.00 (1)	(25,000)	(195)
OSI Pharmaceuticals, Call, 7/21/07 @ $40.00 (1)	(100,000)	(65)
Pfizer, Put, 6/16/07 @ $27.50 (1)	(50,000)	(122)
Pfizer, Put, 1/19/08 @ $27.50 (1)	(75,000)	(221)
Resmed, Call, 4/21/07 @ $45.00 (1)	(50,000)	(282)
ResMed, Put, 4/21/07 @ $45.00 (1)	(15,000)	(1)
Resmed, Put, 10/20/07 @ $50.00 (1)	(10,000)	(33)
Schering-Plough, Put, 1/19/08 @ $25.00 (1)	(100,000)	(142)
Sepracor, Call, 7/21/07 @ $75.00 (1)	(50,000)	(4)
Sepracor, Put, 1/19/08 @ $55.00 (1)	(45,000)	(452)
Shire, Call, 4/21/07 @ $60.00 (1)	(50,000)	(144)
Shire, Call, 4/21/07 @ $65.00 (1)	(30,000)	(18)
Shire, Put, 4/21/07 @ $60.00 (1)	(50,000)	(42)
St. Jude Medical, Call, 7/21/07 @ $40.00 (1)	(50,000)	(76)
St. Jude Medical, Call, 7/21/07 @ $45.00 (1)	(50,000)	(20)
St. Jude Medical, Call, 1/19/08 @ $50.00 (1)	(50,000)	(32)
St. Jude Medical, Put, 7/21/07 @ $35.00 (1)	(30,000)	(32)
St. Jude Medical, Put, 7/21/07 @ $40.00 (1)	(20,000)	(66)
St. Jude Medical, Put, 1/19/08 @ $40.00 (1)	(25,000)	(108)
Stericycle, Call, 5/19/07 @ $85.00 (1)	(50,000)	(56)
Stryker, Put, 1/19/08 @ $65.00 (1)	(50,000)	(170)
Teva Pharmaceutical, Call, 1/19/08 @ $45.00 (1)	(75,000)	(77)
Teva Pharmaceutical, Put, 6/16/07 @ $32.50 (1)	(35,000)	(10)
Teva Pharmaceutical, Put, 1/19/08 @ $35.00 (1)	(30,000)	(56)
Teva Pharmaceutical, Put, 1/19/08 @ $40.00 (1)	(10,000)	(40)
Triad Hospitals, Put, 5/19/07 @ $45.00 (1)	(21,300)	(2)
UnitedHealth Group, Call, 1/19/08 @ $65.00 (1)	(100,000)	(158)
UnitedHealth Group, Put, 1/19/08 @ $60.00 (1)	(30,000)	(243)
Valeant Pharmaceuticals, Call, 9/22/07 @ $17.50 (1)	(100,000)	(148)
Vertex Pharmaceuticals, Call, 7/21/07 @ $40.00 (1)	(100,000)	(60)
Vertex Pharmaceuticals, Call, 7/21/07 @ $45.00 (1)	(75,000)	(15)
Vertex Pharmaceuticals, Put, 7/21/07 @ $30.00 (1)	(25,000)	(120)
Vertex Pharmaceuticals, Put, 7/21/07 @ $35.00 (1)	(25,000)	(202)
Vertex Pharmaceuticals, Put, 1/19/08 @ $30.00 (1)	(15,000)	(93)
Vertex Pharmaceuticals, Put, 1/19/08 @ $35.00 (1)	(15,000)	(138)
Walgreen, Put, 4/21/07 @ $45.00 (1)	(45,000)	(19)
Walgreen, Put, 1/19/08 @ $50.00 (1)	(10,000)	(50)
WellPoint, Put, 6/16/07 @ $80.00 (1)	(30,000)	(66)
Wellpoint, Put, 1/19/08 @ $80.00 (1)	(30,000)	(126)
Wellpoint, Put, 1/19/08 @ $90.00 (1)	(10,000)	(97)
Zimmer Holdings, Call, 6/16/07 @ $85.00 (1)	(25,000)	(95)
Zimmer Holdings, Call, 1/19/08 @ $85.00 (1)	(50,000)	(408)
Zimmer Holdings, Put, 1/19/08 @ $90.00 (1)	(30,000)	(211)
Total Options Written (Cost $(29,906))		(27,099)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $4,207 and represents 0.2% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Cougar Biotechnology	12/21/06-3/20/07	$0
Dyadic International, Warrants, 5/30/10	12/1/06	0
Favrille, Warrants, 3/6/11	3/10/06	16
Fibrogen, Series F	12/30/04	3,000
Mankind, Warrants, 8/5/10	8/5/05	3
Poniard Pharmaceuticals, Warrants, 11/30/08	2/3/06-4/26/06	0
Poniard Pharmaceuticals Bridge, Warrants, 2/1/11	12/5/03	0
Seattle Genetics, Warrants, 12/31/11	7/8/03	0
Totals		$3,019

The fund has registration rights for certain restricted securities held as of March 31, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $1,377,800. Net unrealized gain aggregated $434,187,000 at period-end, of which $489,499,000 related to appreciated investments and $55,312,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $126,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $6,000 and $8,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007